Long-Term Equity Investments, Net (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Equity Investments, Net [Abstract]
Schedule of Long-Term Equity Investment, Net
Amount
RMB
Balance as of December 31, 2022	6,000
Impairment loss	(3,000)
Balance as of December 31, 2023	3,000
Impairment loss	(1,000)
Balance as of December 31, 2024	2,000
Addition (Note (b))	11,000
Impairment loss	(1,000)
Balance as of December 31, 2025	12,000

Schedule of Long-Term Equity Investment	Long-term equity investment in Chengdu Haofangtong Technology Corporation Limited (“Haofangtong”)
	As of December 31,
	2024	2025
	RMB	RMB
Long-term equity investment in Haofangtong	56,000	56,000
Less: impairment loss	(54,000)	(55,000)
Long-term equity investment, net	2,000	1,000
Long-term equity investment in Wuhu Fangrong Network Small Loan Co., Ltd. (“Wuhu Fangrong”)
	As of December 31,
	2024	2025
	RMB	RMB
Long-term investment in Wuhu Fangrong	—	11,000
Less: impairment loss	—	—
Long-term equity investment, net	—	11,000